Benefits offered to employees (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total obligations	R$ 508	R$ 618
Fair value of plan assets	(2)	(67)
Consolidated net balance (non-current liabilities)	506	551
Defined Benefit [Member]
IfrsStatementLineItems [Line Items]
Total obligations	215	293
Defined Benefit [Member] | Novamont Braskem America [Member]
IfrsStatementLineItems [Line Items]
Total obligations		70
Defined Benefit [Member] | Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Total obligations	38	33
Defined Benefit [Member] | Braskem Alemanha And Netherlands [Member]
IfrsStatementLineItems [Line Items]
Total obligations	177	190
Health Care Plan [Member] | Bradesco Saude [Member]
IfrsStatementLineItems [Line Items]
Total obligations	R$ 293	R$ 325